UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04989
Voyageur Mutual Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Class A : VCTFX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$83	0.84%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.82% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Colorado Fund (Class A) returned -2.21% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Colorado Fund (Class A) – including sales charge	-6.65%	-0.48%	1.53%
Macquarie Tax-Free Colorado Fund (Class A) – excluding sales charge	-2.21%	0.44%	2.00%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$234,118,212
Total number of portfolio holdings*	158
Total advisory fees paid	$918,180
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.46%
Special Tax Revenue Bonds	19.12%
Education Revenue Bonds	10.65%
Local General Obligation Bonds	10.42%
Transportation Revenue Bonds	7.21%
Electric Revenue Bonds	6.99%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.65%
Water & Sewer Revenue Bonds	6.17%
Lease Revenue Bonds	3.84%
Housing Revenue Bonds	1.75%

State and territory allocation
Colorado	79.85%
Puerto Rico	14.65%
Guam	1.07%
US Virgin Islands	0.20%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Colorado Fund to Macquarie Tax-Free Colorado Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4849281)
TSAR-VCTFX-1025

Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Class C : DVCTX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$157	1.59%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.57% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Colorado Fund (Class C) returned -3.02% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Colorado Fund (Class C) – including sales charge	-3.96%	-0.32%	1.24%
Macquarie Tax-Free Colorado Fund (Class C) – excluding sales charge	-3.02%	-0.32%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$234,118,212
Total number of portfolio holdings*	158
Total advisory fees paid	$918,180
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.46%
Special Tax Revenue Bonds	19.12%
Education Revenue Bonds	10.65%
Local General Obligation Bonds	10.42%
Transportation Revenue Bonds	7.21%
Electric Revenue Bonds	6.99%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.65%
Water & Sewer Revenue Bonds	6.17%
Lease Revenue Bonds	3.84%
Housing Revenue Bonds	1.75%

State and territory allocation
Colorado	79.85%
Puerto Rico	14.65%
Guam	1.07%
US Virgin Islands	0.20%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Colorado Fund to Macquarie Tax-Free Colorado Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4849281)
TSAR-DVCTX-1025

Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Institutional Class : DCOIX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$58	0.59%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Colorado Fund (Institutional Class) returned -1.97% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Colorado Fund (Institutional Class) – including sales charge	-1.97%	0.70%	2.26%
Macquarie Tax-Free Colorado Fund (Institutional Class) – excluding sales charge	-1.97%	0.70%	2.26%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$234,118,212
Total number of portfolio holdings*	158
Total advisory fees paid	$918,180
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.46%
Special Tax Revenue Bonds	19.12%
Education Revenue Bonds	10.65%
Local General Obligation Bonds	10.42%
Transportation Revenue Bonds	7.21%
Electric Revenue Bonds	6.99%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.65%
Water & Sewer Revenue Bonds	6.17%
Lease Revenue Bonds	3.84%
Housing Revenue Bonds	1.75%

State and territory allocation
Colorado	79.85%
Puerto Rico	14.65%
Guam	1.07%
US Virgin Islands	0.20%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Colorado Fund to Macquarie Tax-Free Colorado Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4849281)
TSAR-DCOIX-1025

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54,360 for 2025 and $43,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,627,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,058 for 2025 and $5,797 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Fixed income mutual funds
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Macquarie Tax-Free Pennsylvania Fund
(formerly, Delaware Tax-Free Pennsylvania Fund)
Financial statements and other information
For the year ended August 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Tax-Free California Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.09%
Education Revenue Bonds — 23.56%
Anaheim, California Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System Improvements) Series A 5.50% 10/1/55	1,000,000	$ 1,028,360
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,228,305
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,045,000	2,177,311
Series V-1 5.00% 5/1/49	3,500,000	3,695,160
Series V-2 2.25% 4/1/51	1,130,000	688,814
Series V-2 5.00% 4/1/51	500,000	525,505
(University of Southern California) Series A 5.00% 10/1/55	2,675,000	2,732,272
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/53	1,000,000	848,230
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,267,637
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	864,750
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	875,410
(UCSF Clinical and Life Science) 5.25% 5/15/59	2,000,000	2,067,440
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	915,380
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	453,375
(Biola University) 5.00% 10/1/39	1,000,000	1,005,930
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	457,075
Series A 144A 5.375% 11/1/40 #	1,000,000	1,000,040
Series A 144A 5.375% 11/1/45 #	775,000	767,955
Series A 144A 5.625% 11/1/54 #	500,000	493,865

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	$ 250,749
5.00% 5/15/48	1,000,000	948,550
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,065,553
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	745,425
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	588,213
Series A 144A 5.00% 7/1/49 #	300,000	260,625
(Southwestern Law School) 4.00% 11/1/41	575,000	499,922
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	426,575
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,693,065
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	465,580
(Aspire Public Schools - Obligated Group)
144A 5.00% 8/1/41 #	225,000	213,527
Series A 144A 5.00% 8/1/45 #	715,000	653,481
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	939,060
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	228,243
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	832,070
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	345,079
(Fortune School of Education Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,285,425
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,167,450
(Granada Hills Charter School Obligated Group) Series A 144A 5.00% 7/1/64 #	1,800,000	1,621,764
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,000,380
Series A 144A 5.00% 8/1/48 #	1,050,000	993,121

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	$ 500,625
Series A 144A 5.25% 7/1/51 #	840,000	783,485
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	684,397
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	732,995
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	575,000
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,000,000	890,920
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	870,240
(Magnolia Public Schools-Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,503,008
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	501,800
144A 5.50% 8/1/47 #	525,000	507,801
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	265,516
Series A 144A 5.125% 6/1/53 #	800,000	735,296
Series A 144A 5.375% 5/1/63 #	1,000,000	933,710
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	462,795
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	4,610,645
Series A 5.25% 11/1/50	1,000,000	1,048,670
Series A 5.25% 11/1/56	2,000,000	2,091,240
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	2,000,000	2,022,800
Series BS 5.00% 5/15/44	2,000,000	2,087,120
Series CC 5.00% 5/15/47	2,500,000	2,583,725
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	701,990
		65,410,449
Electric Revenue Bonds — 5.46%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	987,547

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	$ 3,501,540
(Power System)
Series C 5.00% 7/1/44	2,300,000	2,341,952
Series D 5.00% 7/1/26	2,000,000	2,031,220
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	232,312
Series A 5.05% 7/1/42 ‡	70,000	46,463
Series A 6.75% 7/1/36 ‡	185,000	122,794
Series AAA 5.25% 7/1/26 ‡	40,000	26,450
Series CCC 5.25% 7/1/27 ‡	325,000	215,719
Series TT 5.00% 7/1/32 ‡	340,000	225,675
Series TT 5.00% 7/1/37 ‡	1,165,000	773,269
Series WW 5.00% 7/1/28 ‡	470,000	311,962
Series WW 5.25% 7/1/33 ‡	335,000	222,356
Series WW 5.50% 7/1/38 ‡	730,000	484,537
Series XX 4.75% 7/1/26 ‡	45,000	29,869
Series XX 5.25% 7/1/40 ‡	230,000	152,662
Series XX 5.75% 7/1/36 ‡	150,000	99,563
Series ZZ 4.75% 7/1/27 ‡	35,000	23,231
Series ZZ 5.25% 7/1/26 ‡	55,000	36,369
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project)
5.00% 7/1/53	1,250,000	1,246,438
Series 1 5.00% 7/1/53	1,000,000	997,150
Series 1 5.25% 7/1/45 (BAM)	1,000,000	1,042,070
		15,151,148
Healthcare Revenue Bonds — 12.38%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,900,000	2,001,493
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,385,781
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	473,955
(CommonSpirit Health)
Series A 4.00% 4/1/45	2,280,000	1,998,899
Series A 4.00% 4/1/49	5,550,000	4,670,880
(Episcopal Communities & Services)
Series B 5.25% 11/15/53	1,400,000	1,379,896
Series B 5.25% 11/15/58	1,000,000	969,380

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,000,000	$ 891,030
Subseries A-2 5.00% 11/1/47	2,500,000	2,575,225
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/54	3,850,000	3,749,592
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	935,313
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	248,967
Series B 5.00% 7/1/42	250,000	241,970
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	539,693
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	476,195
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	501,210
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	574,740
Series A 4.00% 11/15/56	1,075,000	803,552
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	500,000	435,290
Series A 144A 5.00% 11/15/56 #	1,640,000	1,357,986
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	821,570
(Emanate Health) Series A 4.00% 4/1/45	500,000	441,210
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	2,000,000	2,021,060
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	792,240
(John Muir Health) Series A 5.25% 12/1/54	1,945,000	1,987,401

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	$ 413,635
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	476,261
5.00% 7/1/32	900,000	953,010
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	252,338
		34,369,772
Housing Revenue Bonds — 3.34%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,063,350
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	254,274
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,339,590
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43 FNMA	1,000,000	1,018,750
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,230
Series A 5.25% 5/15/49	850,000	850,093
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	236,443
National Finance Authority Revenue
(Social Certificates) Series 4 3.925% 7/20/39 •	1,988,374	1,846,981
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	670,000	671,367
		9,281,078

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 13.68%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	$ 2,671,425
Series A-1 5.00% 12/1/53 •	1,500,000	1,580,280
Series B 5.00% 3/1/56 •	3,000,000	3,210,540
Series C 5.25% 1/1/54 •	3,000,000	3,155,610
Series D 5.50% 5/1/54 •	2,000,000	2,119,900
Series G 5.00% 11/1/55 •	2,000,000	2,086,540
(Green Bonds) Series E 5.00% 2/1/55 •	2,500,000	2,680,575
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	69,050
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	3,500,000	3,218,355
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,264,340
Series C 7.00% 11/1/34	300,000	358,680
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3,375
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	892,615
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	2,304,410
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,320,543
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,343,655
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	493,340

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	$ 1,468,467
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	182,023
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	250,000	297,158
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	313,747
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,102,785
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	848,365
		37,985,778
Lease Revenue Bonds — 4.82%
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	2,618,900
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,378,463
(Green Bonds) Series D 4.00% 5/1/47	1,000,000	890,460
(May Lee State Office Complex) Series A 5.00% 4/1/49	2,500,000	2,559,450
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,542,544
Series B 4.00% 5/1/46	1,000,000	898,590
Garden Grove, California Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,292,295
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,206,500
		13,387,202

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 1.98%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	$ 1,560,660
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	752,490
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,067,075
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	794,250
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,319,070
		5,493,545
Pre-Refunded Bonds — 0.17%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,924
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	170,961
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,456
Series E 4.00% 5/1/50-29 (AMT) §	215,000	219,900
		470,241
Special Tax Revenue Bonds — 10.06%
City of Irvine, California Community Facilities District Revenue
(Great Park) 4.00% 9/1/58 (BAM)	750,000	636,885
Commonwealth of Puerto Rico Revenue
3.172% 11/1/43 •	4,425,851	2,782,754
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,263,807	5,080,347
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,205,000	1,017,490

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	$ 178,640
Series A 4.25% 9/1/47	300,000	261,558
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	513,865
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.674% 7/1/51 ^	2,673,000	623,905
Series A-1 4.75% 7/1/53	1,835,000	1,647,866
Series A-1 4.785% 7/1/46 ^	26,029,000	8,226,465
Series A-1 5.00% 7/1/58	5,995,000	5,498,914
Series A-2 4.329% 7/1/40	1,595,000	1,479,267
		27,947,956
State General Obligation Bonds — 6.04%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,257,743	1,095,104
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	3,154,636	2,607,275
State of California
(Various Purpose)
3.00% 3/1/46	3,250,000	2,436,785
4.00% 9/1/42	1,000,000	959,430
4.125% 3/1/45	1,000,000	949,230
5.00% 9/1/39	2,350,000	2,557,481
5.00% 3/1/45	1,000,000	1,050,170
5.25% 8/1/44	2,500,000	2,679,675
5.50% 8/1/49	2,250,000	2,425,613
		16,760,763
Transportation Revenue Bonds — 14.53%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AMT)	1,250,000	1,119,375

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	$ 1,434,650
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,657,151
Series A 5.50% 5/15/55 (AMT)	3,000,000	3,116,310
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,773,500
Series D 5.25% 5/15/51	2,000,000	2,083,740
Series F 4.00% 5/15/49 (AMT)	2,200,000	1,866,480
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,308,405
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,328,986
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	1,020,000	858,697
Subseries B-2 3.50% 1/15/53 (AG)	500,000	397,100
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	2,136,726
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	909,350
Series A 4.00% 1/15/46 (BAM)	1,000,000	921,700
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	359,659
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	1,876,374
San Diego County Regional Airport Authority Revenue
(Private Activity)
Series B 5.50% 7/1/55 (AMT)	2,575,000	2,667,777
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	819,220
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	165,000	165,000
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	570,789

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority Revenue
Series B 5.00% 7/1/37 (AMT)	1,000,000	$ 1,010,620
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,487,280
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,667,538
Series A 5.00% 5/1/42 (AMT)	1,930,000	1,930,174
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,532,190
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,461,911
Series E 4.00% 5/1/50 (AMT)	2,285,000	1,897,053
		40,357,755
Water & Sewer Revenue Bonds — 2.07%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	247,705
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	3,500,000	3,645,285
Guam Government Waterworks Authority Revenue
Series A 5.00% 1/1/46	1,885,000	1,861,513
		5,754,503
Total Municipal Bonds (cost $286,936,671)		272,370,190

Short-Term Investments — 1.16%
Variable Rate Demand Notes — 1.16%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series D 3.30% 4/1/59 (LOC - TD Bank, N.A.)¤	1,215,000	1,215,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series I 2.45% 4/1/59 (LOC - TD Bank, N.A.)¤	2,000,000	$ 2,000,000
Total Short-Term Investments (cost $3,215,000)		3,215,000
Total Value of Securities—99.25% (cost $290,151,671)		$275,585,190
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $44,100,771, which represents 15.88% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax

Schedules of investments
Macquarie Tax-Free California Fund
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
FNMA – Federal National Mortgage Association Collateral
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Colorado Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 95.77%
Education Revenue Bonds — 10.65%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,190,258
Series C 4.00% 3/1/47	1,065,000	911,097
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	946,050
(Aspen View Academy Project)
4.00% 5/1/51	500,000	388,530
4.00% 5/1/61	1,250,000	921,362
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,005
Series A 144A 5.25% 7/1/46 #	1,350,000	1,281,609
(Charter School Project) 5.00% 7/15/37	1,150,000	1,150,943
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,190
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	805,496
144A 5.00% 12/1/55 #	1,000,000	828,650
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	859,620
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	390,000	390,137
5.00% 12/1/42	540,000	506,693
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,755,390
144A 5.00% 7/1/46 #	500,000	463,590
(Pinnacle Charter School Project) 5.00% 6/1/26	245,000	246,975
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	823,579
5.00% 11/1/54	1,500,000	1,347,630
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	400,944
Series A 4.00% 3/1/36	550,000	548,427
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	1,381,410

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	$ 1,007,010
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,276,080
Series A 5.00% 12/1/54	1,000,000	1,001,350
		24,935,025
Electric Revenue Bonds — 6.99%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,768,557
Series A 5.00% 11/15/49	1,200,000	1,222,068
Series A 5.25% 11/15/55	7,500,000	7,744,725
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,766,690
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	112,837
Series AAA 5.25% 7/1/26 ‡	95,000	62,819
Series CCC 5.25% 7/1/27 ‡	705,000	467,944
Series WW 5.00% 7/1/28 ‡	660,000	438,075
Series WW 5.25% 7/1/33 ‡	210,000	139,387
Series WW 5.50% 7/1/26 ‡	820,000	542,225
Series XX 4.75% 7/1/26 ‡	105,000	69,694
Series XX 5.25% 7/1/40 ‡	1,840,000	1,221,300
Series XX 5.75% 7/1/36 ‡	365,000	242,269
Series ZZ 4.75% 7/1/27 ‡	85,000	56,419
Series ZZ 5.00% 7/1/26 ‡	620,000	409,975
Series ZZ 5.25% 7/1/26 ‡	140,000	92,575
		16,357,559
Healthcare Revenue Bonds — 20.46%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,004,190
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,339,646
Series A 4.00% 11/15/43	2,290,000	2,032,970
Series A 4.00% 11/15/50	6,015,000	5,069,923
(American Baptist)
7.625% 8/1/33	150,000	108,291
8.00% 8/1/43	1,000,000	622,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	$ 1,989,855
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,565,100
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,549,905
Series A 5.25% 12/1/54	2,000,000	1,993,260
Series A-1 4.00% 8/1/37	1,130,000	1,083,591
Series A-1 4.00% 8/1/38	120,000	112,673
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,094,104
Series A-2 5.00% 8/1/37	1,500,000	1,543,515
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,132,800
Series A 5.125% 12/1/55	2,000,000	1,918,300
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,837,045
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	789,530
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	999,970
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,387,466
Series A 5.00% 5/15/52	1,195,000	1,196,434
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,000,080
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,150
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,351,416
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,425,341
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	568,564
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,005,070
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	686,014
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	900,420
Series A 4.00% 12/1/40	250,000	221,855

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	$ 66,496
		47,896,894
Housing Revenue Bonds — 1.75%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	956,380
Series C-1 4.70% 10/1/59	750,000	698,295
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,435,275
		4,089,950
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.65%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	53,760,000	2,635,853
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	214,991
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	885,456
Series A 4.00% 7/15/34	1,100,000	1,100,418
Series A 4.00% 7/15/38	700,000	661,710
Series A 4.00% 7/15/39	1,500,000	1,395,150
Series A 4.00% 7/15/40	2,815,000	2,572,319
Series A 5.00% 7/15/32	1,045,000	1,110,198
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	4,999,105
		15,575,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.84%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora Revenue
5.50% 12/1/54 (BAM)	1,000,000	$ 1,034,980
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	928,500
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	669,326
5.00% 6/15/36	1,055,000	1,067,196
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	686,955
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,500,315
Town of Vail Revenue
5.50% 12/1/64	3,000,000	3,105,000
		8,992,272
Local General Obligation Bonds — 10.42%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	2,935,043
5.50% 12/1/46	3,385,000	3,629,769
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,202,929
Adams County, Colorado School District No. 14
5.50% 12/1/36	750,000	861,150
5.50% 12/1/37	735,000	837,444
5.50% 12/1/38	765,000	861,253
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,626,705
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,135,661
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	451,025
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	2,011,480

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	2,000,000	$ 2,047,680
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,023,590
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,030,930
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,036,730
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,022,700
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,663,800
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,026,480
		24,404,369
Pre-Refunded Bonds — 1.66%
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,019,480
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,876,787
		3,896,267
Special Tax Revenue Bonds — 19.12%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,427,010
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	727,344
6.375% 12/1/54	1,250,000	1,222,762
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	844,840
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,618,496
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/31	1,495,000	1,534,169

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
1.79% 11/1/51 •	451,687	$ 293,597
3.424% 11/1/43 •	4,149,462	2,608,974
(Subordinate) 3.799% 11/1/51 •	1,245,743	689,830
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,624,037
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,279,245
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,151,771	5,940,027
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AG)	1,000,000	1,005,860
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	462,478
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,238,739
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	968,080
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	3,988,867
(Restructured)
Series A-1 4.75% 7/1/53	1,855,000	1,665,827
Series A-1 5.00% 7/1/58	5,041,000	4,623,857
Series A-1 6.37% 7/1/51 ^	14,280,000	3,333,095
Series A-2 4.536% 7/1/53	3,000,000	2,587,500
Southlands Metropolitan, Colorado District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	490,645
Series A-1 5.00% 12/1/47	300,000	274,215
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,008,970

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	$ 485,548
Series B 5.00% 12/1/36	810,000	810,915
		44,754,927
State General Obligation Bonds — 0.85%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,238,852
Series A-1 4.00% 7/1/46	900,000	743,841
		1,982,693
Transportation Revenue Bonds — 7.21%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	638,780
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,022,610
Series A 5.00% 11/15/30 (AMT)	500,000	518,665
Series A 5.00% 11/15/47 (AMT)	1,000,000	988,300
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,011,800
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	510,530
Series A 5.50% 12/1/54 (AG)	2,000,000	2,086,360
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,804,231
5.00% 12/31/56	1,250,000	1,160,550
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,140,749
		16,882,575
Water & Sewer Revenue Bonds — 6.17%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,010,230
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 9/15/54	1,900,000	1,938,798
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,513,224

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	$ 872,450
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	496,155
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	750,000	752,490
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,445,590
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,418,375
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	1,990,860
		14,438,172
Total Municipal Bonds (cost $238,188,429)		224,205,903

Short-Term Investments — 2.73%
Variable Rate Demand Notes — 2.73%
University of Colorado Hospital Authority
3.90% 11/15/35 (SPA - TD Bank, N.A.)¤	1,200,000	1,200,000
3.90% 11/15/39 (SPA - TD Bank, N.A.)¤	5,190,000	5,190,000
Total Short-Term Investments (cost $6,390,000)		6,390,000
Total Value of Securities—98.50% (cost $244,578,429)		$230,595,903
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $13,729,693, which represents 5.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

Schedules of investments
Macquarie Tax-Free Colorado Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Idaho Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.72%
Education Revenue Bonds — 23.46%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	180,000	$ 180,056
Series A 5.00% 4/1/54	1,325,000	1,333,016
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,144,364
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,205,340
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	609,621
Series A 3.00% 5/1/41	3,150,000	2,375,824
Series A 4.00% 5/1/56	1,585,000	1,217,217
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	830,630
Series A 144A 6.00% 7/1/39 #	370,000	373,744
Series A 144A 6.00% 7/1/49 #	595,000	587,806
Series A 144A 6.00% 7/1/54 #	570,000	556,383
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	776,150
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	408,684
Series A 4.00% 5/1/55	305,000	232,611
Series A 144A 5.00% 12/1/38 #	2,050,000	1,984,667
Series A 144A 5.00% 12/1/46 #	1,000,000	905,650
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	726,280
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	529,167
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	469,989
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,367,930
Series A 4.00% 5/1/55	1,100,000	842,809
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,415,955
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,014,360
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,144,746
4.00% 4/1/29	275,000	277,038
Series A 4.00% 4/1/37	350,000	345,163
Series A 4.50% 4/1/52	1,750,000	1,625,120
Series A 5.25% 4/1/42	605,000	637,325

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	$ 621,446
Series A 5.00% 4/1/35 (AG)	560,000	598,707
University of Idaho Revenue
Series A 5.50% 4/1/57 (AG)	2,000,000	2,082,900
Unrefunded Series A 5.00% 4/1/41	340,000	346,657
		29,767,355
Electric Revenue Bonds — 7.04%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,600
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,768,976
5.00% 9/15/36	1,000,000	1,093,420
5.00% 9/15/37	825,000	892,370
5.00% 9/15/39	1,000,000	1,055,750
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	49,781
Series AAA 5.25% 7/1/26 ‡	45,000	29,756
Series CCC 5.25% 7/1/27 ‡	345,000	228,994
Series WW 5.00% 7/1/28 ‡	320,000	212,400
Series WW 5.50% 7/1/38 ‡	1,500,000	995,625
Series XX 4.75% 7/1/26 ‡	50,000	33,188
Series XX 5.25% 7/1/40 ‡	595,000	394,931
Series XX 5.75% 7/1/36 ‡	175,000	116,156
Series ZZ 4.75% 7/1/27 ‡	40,000	26,550
Series ZZ 5.25% 7/1/26 ‡	60,000	39,675
		8,939,172
Healthcare Revenue Bonds — 14.00%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	1,955,800
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,231,196
4.00% 3/1/46 (BAM)	500,000	432,990
4.00% 3/1/51 (BAM)	2,210,000	1,862,588
Series A 3.00% 3/1/51	3,000,000	1,935,840
Series A 4.00% 3/1/46	1,160,000	983,448
Series A 5.25% 3/1/53	1,000,000	996,640

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	$ 3,508,245
Series ID 5.00% 12/1/46	750,000	736,545
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	435,000	436,305
Series A 5.25% 11/15/37	1,005,000	857,003
Series A 5.25% 11/15/47	1,130,000	828,584
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,005,840
		17,771,024
Housing Revenue Bonds — 8.19%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	967,642
Series A 3.125% 7/1/54	2,000,000	1,256,720
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	186,599	185,841
(Taxable) Series C 5.945% 7/1/55 (GNMA) (FNMA) (FHLMC)	880,000	881,285
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA) (FNMA) (FHLMC)	2,820,000	2,662,052
Series A 4.75% 1/1/48 (GNMA)	965,000	941,937
Series C 3.00% 1/1/43 (FHA)	400,000	307,600
Series C 4.80% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,668,864
Series C 5.25% 1/1/51 (GNMA) (FNMA) (FHLMC)	1,500,000	1,516,095
		10,388,036
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.78%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.601% 5/15/57 ^	30,905,000	1,515,272
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,060
		3,522,332

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.47%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 769,762
5.00% 12/15/32	750,000	769,193
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	1,799,760
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,010,329
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	309,084
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	220,000	220,411
Series A 7.00% 2/1/36	1,500,000	1,502,340
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,115,334
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	709,066
		8,205,279
Local General Obligation Bonds — 4.91%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,024,970
5.00% 8/1/35	500,000	511,930
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,039,260
5.00% 9/15/43	2,000,000	2,066,580
City of Ketchum, Idaho
2.125% 9/15/41	500,000	335,805
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	252,668
Series A 4.00% 9/15/37	1,000,000	1,000,750
		6,231,963

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.28%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	$ 356,730
		356,730
Special Tax Revenue Bonds — 23.42%
Commonwealth of Puerto Rico Revenue
1.833% 11/1/51 •	270,434	175,782
3.268% 11/1/43 •	2,755,946	1,732,801
(Subordinate) 3.799% 11/1/51 •	3,175,192	1,758,263
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	3,798,994	3,668,232
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion and Congestion Mitigation)
5.00% 8/15/47	2,415,000	2,450,911
Series A 4.00% 8/15/48	2,370,000	2,050,808
Series A 4.00% 8/15/50	1,000,000	858,880
Series A 5.00% 8/15/42	2,000,000	2,090,980
Series A 5.00% 8/15/48	910,000	924,742
Series A 5.25% 8/15/48	1,150,000	1,190,446
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,298,260
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,569,278
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,576,685
Series A-1 3.70% 7/1/46 ^	3,579,000	1,131,143
(Restructured)
Series A-1 4.55% 7/1/40	875,000	835,074
Series A-1 4.75% 7/1/53	1,310,000	1,176,406
Series A-1 5.00% 7/1/58	2,426,000	2,225,248
		29,713,939
State General Obligation Bond — 0.65%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	822,358
		822,358

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 6.21%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	$ 1,601,771
(Public Parking Facilities Project) Series A 5.00% 9/1/51	2,000,000	1,998,100
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	3,060,000	2,904,062
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,375,587
		7,879,520
Water & Sewer Revenue Bonds — 1.31%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	1,000,000	1,008,420
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	652,158
		1,660,578
Total Municipal Bonds (cost $136,253,737)		125,258,286

Short-Term Investments — 1.34%
Variable Rate Demand Note — 1.34%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 3.90% 3/1/60 (LOC - TD Bank, N.A.)¤	1,700,000	1,700,000
Total Short-Term Investments (cost $1,700,000)		1,700,000
Total Value of Securities—100.06% (cost $137,953,737)		$126,958,286
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $9,650,864, which represents 7.61% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FMC – First Mile Connectivity
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
TDF – Term Deposit Facility
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free New York Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.81%
Education Revenue Bonds — 14.48%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 889,610
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	445,380
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,113,901
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,100,000	1,065,592
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,508,648
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	473,545
144A 5.75% 6/1/62 #	1,805,000	1,675,455
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	473,565
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	555,657
5.00% 7/1/42	1,365,000	1,346,586
(Manhattan College Project) 4.00% 8/1/42	500,000	399,185
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	420,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	211,755
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	955,000	941,525
144A 5.75% 2/1/49 #	500,000	451,535
(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	765,000	566,138
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	892,300
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,057,210
144A 5.00% 7/1/46 #	1,000,000	989,070

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	$ 1,686,880
Series A 144A 5.00% 7/1/59 #	350,000	289,965
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	647,507
Series A 144A 5.00% 6/1/59 #	1,000,000	898,280
(University of Rochester Project) Series A 4.00% 7/1/50	2,125,000	1,822,995
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,610,315
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,642,375
(Cornell University) Series A 5.50% 7/1/54	2,500,000	2,626,525
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,033,820
Series A 5.50% 5/1/49	1,000,000	997,280
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	236,790
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,055,500
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.375% 8/1/48	2,100,000	2,064,552
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	709,784
Series A 5.00% 10/15/50	1,575,000	1,419,673
		36,218,898

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 6.37%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	$ 1,002,580
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,411,198
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/38	2,000,000	2,060,020
5.00% 9/1/42	1,500,000	1,514,430
Series A 5.25% 9/1/50	1,000,000	1,032,740
Series B 5.00% 9/1/41	1,065,000	1,072,199
New York Power Authority Revenue
4.00% 11/15/40 (AG)	1,000,000	970,040
Series A 5.125% 11/15/58 (AG)	3,555,000	3,601,037
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	43,144
Series A 6.75% 7/1/36 ‡	625,000	414,844
Series AAA 5.25% 7/1/26 ‡	35,000	23,144
Series TT 5.00% 7/1/32 ‡	1,120,000	743,400
Series WW 5.25% 7/1/33 ‡	195,000	129,431
Series WW 5.50% 7/1/26 ‡	750,000	495,937
Series XX 4.75% 7/1/26 ‡	40,000	26,550
Series XX 5.25% 7/1/40 ‡	1,430,000	949,162
Series ZZ 4.75% 7/1/27 ‡	30,000	19,913
Series ZZ 5.00% 7/1/26 ‡	570,000	376,912
Series ZZ 5.25% 7/1/26 ‡	50,000	33,063
		15,919,744
Healthcare Revenue Bonds — 7.09%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	243,248
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	865,470
Series B 4.00% 7/1/49	2,000,000	1,627,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	$ 250,000
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,390,217
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,326
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	515,080
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	921,450
Series A 4.00% 9/1/45	2,000,000	1,673,180
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	2,931,780
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	2,047,075
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	687,407
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	406,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	374,516
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	699,810
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	541,255

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	1,000,000	$ 828,730
		17,727,569
Housing Revenue Bonds — 6.19%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,680,805
(8 Spruce Street)
Series E 4.375% 12/15/43	1,000,000	1,029,880
Series RE 5.25% 12/15/43	1,000,000	1,026,550
(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	1,981,800
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,041,403
Series B-1 5.30% 11/1/53	2,000,000	2,026,180
Series C-1 5.125% 11/1/55	3,005,000	3,005,661
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,692,720
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	983,870
		15,468,869
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.77%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 6.473% 5/15/57 ^	50,780,000	2,489,743
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.384% 6/1/60 #, ^	65,290,000	2,418,995
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	830,000	830,274
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	816,800
Series A 3.00% 3/1/49 (AG)	3,440,000	2,383,713

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project)
Series A 4.00% 3/1/45 (AG)	1,900,000	$ 1,700,842
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,469,130
New York Energy Finance Development Revenue
5.00% 7/1/56 •	2,000,000	2,102,460
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,031,221
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,292,540
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,250,438
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	638,370
		19,424,526
Lease Revenue Bonds — 4.99%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,100,498
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	3,300,000	3,206,973
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	499,980
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,500,735
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,632,100
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,163,307

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	$ 1,387,360
		12,490,953
Local General Obligation Bonds — 1.92%
New York City, New York
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,532,100
Series D 4.00% 4/1/50	1,500,000	1,291,545
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	950,939
Series G-1 5.25% 2/1/50	1,000,000	1,028,520
		4,803,104
Resource Recovery Revenue Bond — 0.53%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,326,120
		1,326,120
Special Tax Revenue Bonds — 24.34%
Commonwealth of Puerto Rico Revenue
1.862% 11/1/51 •	450,786	293,011
(Subordinate)
3.127% 11/1/43 •	5,809,766	3,652,891
3.799% 11/1/51 •	911,176	504,563
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,832,686	4,663,341
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	191,470
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	883,900
Series A 4.00% 2/15/47 (AG)	1,220,000	1,067,049
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	513,865
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	4,000,000	4,057,120
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,466,860

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 5/1/46	2,570,000	$ 2,608,216
Series 1 5.00% 2/1/48	1,000,000	1,009,570
Series 1 5.25% 2/1/53	3,000,000	3,075,210
Series D 5.50% 5/1/52	1,000,000	1,048,480
(Subordinate Bonds) Subseries A-1 5.25% 5/1/52	1,500,000	1,545,420
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,002,360
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	3,000,000	2,113,980
Series E 4.00% 3/15/48	1,000,000	865,610
New York State Dormitory Authority Revenue
(Sustainability Bonds) Series A 5.25% 7/1/55	2,200,000	2,254,164
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,163,050
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,549,326
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series B 5.00% 3/15/27	2,000,000	2,079,080
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	2,000,000	2,045,460
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,741,720
Series A 4.00% 5/15/57	1,000,000	831,590
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,386,774
Series A-1 4.55% 7/1/40	444,000	423,740
Series A-1 4.75% 7/1/53	1,995,000	1,791,550
Series A-1 5.00% 7/1/58	8,475,000	7,773,694

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 6.011% 7/1/51 ^	9,138,000	$ 2,132,900
Series A-2 4.536% 7/1/53	1,330,000	1,147,125
		60,883,089
State General Obligation Bonds — 1.33%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,491,399
Series A-1 4.00% 7/1/46	2,230,000	1,843,072
		3,334,471
Transportation Revenue Bonds — 17.29%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	3,008,790
MTA Hudson, New York Rail Yards Trust Obligations
Series A 5.00% 11/15/56	1,210,000	1,169,126
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,173,325
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	634,102
Series A 5.25% 11/15/55	1,000,000	1,001,420
Series B 4.00% 11/15/43	1,000,000	873,170
Series B 4.00% 11/15/44	1,000,000	863,120
Series B 5.00% 11/15/52	1,000,000	968,460
Series E 4.00% 11/15/45	1,500,000	1,273,575
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,516,575
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,397,100
(Junior Indebtedness Obligations) Series B 4.00% 1/1/50	1,775,000	1,517,572
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	1,401,450
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	4,450,000	4,308,357

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal 4 Project) 5.00% 12/1/38 (AMT)	340,000	$ 345,807
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,280,880
Series A 5.50% 12/31/54 (AMT)	2,500,000	2,432,600
(John F. Kennedy International Airport New Terminal 1 Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,000,000	1,899,020
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	1,999,880
Series A 5.25% 1/1/50 (AMT)	1,000,000	952,060
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,175,480
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Subseries A-1 5.50% 11/15/53	1,000,000	1,052,680
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	4,000,000	3,239,440
Series 234 5.50% 8/1/52 (AMT)	2,000,000	2,052,140
Series 248 5.00% 1/15/55	1,500,000	1,520,085
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	2,184,545
		43,240,759
Water & Sewer Revenue Bonds — 6.51%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
4.00% 6/15/41	1,515,000	1,415,252
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	865,220
Series AA 5.25% 6/15/53	8,600,000	8,880,962
Subseries AA-1 3.50% 6/15/48	400,000	316,068
Subseries CC-1 5.25% 6/15/54	2,645,000	2,729,429

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,000,000	$ 2,071,520
		16,278,451
Total Municipal Bonds (cost $260,053,668)		247,116,553

Short-Term Investments — 0.36%
Variable Rate Demand Note — 0.36%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subordinate Series BB-2 3.70% 6/15/44 (SPA - Mizuho Bank)¤	900,000	900,000
Total Short-Term Investments (cost $900,000)		900,000
Total Value of Securities—99.17% (cost $260,953,668)		$248,016,553
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $26,510,618, which represents 10.60% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.48%
Education Revenue Bonds — 13.94%
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	$ 2,621,880
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	3,000,000	3,006,480
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,297,300
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,059,799
Series A 5.00% 12/15/51	770,000	685,793
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	519,418
144A 4.50% 10/1/64 #	1,485,000	1,148,722
(Westtown School) Series A 4.00% 1/1/52	2,250,000	1,911,150
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	1,000,000	961,220
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,305,788
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,356,775
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,497,015
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,138,623

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.00% 11/1/44	1,870,000	$ 1,722,214
5.25% 11/1/54	2,000,000	1,830,400
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,427,925
Series A 5.00% 2/15/55	2,500,000	2,531,875
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,180,398
Pennsylvania State University Revenue
5.25% 9/1/54	3,000,000	3,097,800
Series A 5.25% 9/1/52	2,000,000	2,053,200
Series A 5.50% 9/1/55	4,000,000	4,233,280
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	878,787
Series A 5.625% 6/15/42 ‡	3,000,000	2,302,500
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,081,000
(University of the Sciences) 5.00% 11/1/47	2,500,000	2,356,700
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	1,987,518
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,349,300
Series B 144A 6.00% 7/1/29 #	235,000	235,033
		54,777,893
Electric Revenue Bonds — 1.93%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Seventeenth Series A 5.25% 8/1/49	4,000,000	4,074,440
Seventeenth Series A 5.25% 8/1/54 (AG)	1,000,000	1,017,860
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	736,763

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	400,000	$ 265,500
Series WW 5.25% 7/1/33 ‡	1,055,000	700,256
Series WW 5.50% 7/1/38 ‡	1,190,000	789,862
		7,584,681
Healthcare Revenue Bonds — 27.99%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,798,660
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,281,409
Series A 5.00% 4/1/47	11,060,000	10,656,973
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/47	600,000	547,620
Series C 5.00% 5/15/47	1,000,000	912,700
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	1,904,970
4.00% 8/15/50	1,400,000	1,157,730
4.00% 8/15/50 (BAM)	1,600,000	1,346,672
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,464,239
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,191,414
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	257,030
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,591,040
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	666,799

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	$ 4,338,750
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,057,670
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare) 4.00% 7/15/50	3,600,000	2,605,680
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	130,902
5.25% 7/1/35	250,000	250,000
5.50% 7/1/45	1,000,000	915,300
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,821,500
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,021,760
5.00% 11/1/36	510,000	519,501
5.00% 11/1/37	250,000	253,873
5.125% 11/1/38	3,500,000	3,673,075
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	4,000,000	3,265,120
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,739,700
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,049,725
Series B 4.00% 5/1/47	4,000,000	3,332,760
Series B 4.00% 5/1/52	5,950,000	4,810,278
Series B 5.00% 5/1/57	3,000,000	2,857,980

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities, Inc. Obligated Group) Series A 5.00% 11/15/55	2,000,000	$ 1,831,400
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,346,505
(Waverly Heights Project) 4.00% 12/1/37	300,000	282,060
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,528,890
Series A 5.25% 1/1/48	1,000,000	873,100
Series A 5.375% 1/1/51	1,600,000	1,386,416
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,580,304
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	866,280
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	143,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,080,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,396,200
Series B-2 5.25% 7/1/46	2,500,000	2,445,075
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,629,560
Series A 4.00% 2/15/52	1,710,000	1,383,749
Subordinate Series A-2 4.00% 5/15/48	2,250,000	1,905,008
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,018,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	$ 6,474,845
5.50% 8/15/55	5,000,000	5,233,950
Series B 4.00% 8/15/40	1,345,000	1,291,657
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,114,575
Series A 5.50% 7/1/53	2,500,000	2,613,850
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,135,450
		109,981,604
Housing Revenue Bonds — 6.62%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	4,996,150
Series 143A 5.30% 4/1/44	1,755,000	1,787,661
Series 143A 5.45% 4/1/51	3,750,000	3,811,013
Series 146A 4.75% 4/1/53	3,000,000	2,876,040
Series 148A 4.625% 10/1/45	4,160,000	3,941,974
Series 149A 5.20% 4/1/53	5,350,000	5,360,807
Series 150A 5.25% 10/1/52	2,000,000	2,005,160
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Revenue
(Darby Townhouses) 4.90% 6/1/41 (FNMA)	1,250,000	1,255,350
		26,034,155
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.73%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,463,005
5.75% 8/1/42 (AMT)	725,000	725,072
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	978,320

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	$ 2,241,436
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.248% 5/15/57 ^	97,830,000	4,796,605
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AG)	5,045,000	4,824,988
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	3,999,720
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	1,018,500
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,261,150
		34,308,796
Lease Revenue Bonds — 1.12%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	505,975
5.00% 12/31/34 (AMT)	2,115,000	2,125,744
Philadelphia, Pennsylvania Housing Authority Revenue
(Phadc Acquisition Program) Series A 5.25% 3/1/45	1,750,000	1,768,305
		4,400,024
Local General Obligation Bonds — 2.30%
City of Philadelphia, Pennsylvania
Series A 4.00% 5/1/42	500,000	454,540
Series A 5.25% 8/1/45	1,000,000	1,045,910
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,534,819
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,175,073

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	$ 951,423
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AG)	930,000	868,946
		9,030,711
Pre-Refunded Bond — 0.40%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47-27 §	1,500,000	1,575,255
		1,575,255
Special Tax Revenue Bonds — 13.97%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,200,000	4,174,170
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,015,040
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	704,000	631,544
Commonwealth of Puerto Rico Revenue
1.822% 11/1/51 •	901,447	585,941
2.876% 11/1/43 •	8,131,172	5,112,474
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	9,094,449	8,781,418
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,500,000	2,490,900
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	2,634,032
Series A-1 4.115% 7/1/46 ^	29,972,000	9,472,651
Series A-1 4.75% 7/1/53	7,858,000	7,056,641
Series A-1 5.00% 7/1/58	5,000,000	4,586,250
Series A-2 4.329% 7/1/40	2,650,000	2,457,716
Series A-2 4.536% 7/1/53	1,000,000	862,500

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	3,000,000	$ 3,054,720
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	986,030
		54,902,027
State General Obligation Bonds — 1.72%
Commonwealth of Pennsylvania
Series D 4.00% 8/15/34	1,370,000	1,370,493
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,018,154
Series A-1 4.00% 7/1/41	1,169,072	1,017,899
Series A-1 4.00% 7/1/46	2,830,000	2,338,967
		6,745,513
Transportation Revenue Bonds — 17.61%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,344,490
Series A 4.00% 1/1/56 (AG) (AMT)	4,000,000	3,224,520
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,410,286
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AG) (AMT)	1,260,000	1,283,562
Series A 5.50% 1/1/55 (AG) (AMT)	1,500,000	1,545,120
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AG) (AMT)	3,125,000	2,666,906
5.00% 7/1/51 (AMT)	2,500,000	2,429,175
Series A 4.00% 7/1/33	10,000,000	10,256,300
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,068,075
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	3,000,000	3,014,640
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,223,869
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	653,925
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	670,575

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B 4.00% 12/1/53	5,000,000	$ 4,102,800
Subordinate Series B 4.00% 12/1/51	3,740,000	3,102,480
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,219,085
Series C 3.00% 12/1/51	2,825,000	1,975,183
Series C 5.25% 12/1/54	5,385,000	5,543,750
Subordinate Series A 3.00% 12/1/42	2,000,000	1,565,100
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	2,961,394
Subordinate Series A 4.00% 12/1/50	550,000	457,330
Subordinate Series A 4.00% 12/1/50 (BAM)	1,220,000	1,051,311
Subordinate Series B 3.00% 12/1/51	7,550,000	5,095,646
Subordinate Series B 4.00% 12/1/51	1,200,000	990,972
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	2,000,000	2,200,940
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/47	5,000,000	5,123,600
		69,181,034
Water & Sewer Revenue Bonds — 2.15%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,742,458
5.25% 12/1/55	1,500,000	1,524,270
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series B 5.00% 9/1/42 (AG)	3,000,000	3,105,840
Series C 5.25% 9/1/54 (AG)	2,000,000	2,060,780
		8,433,348
Total Municipal Bonds (cost $408,190,859)		386,955,041

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.72%
Variable Rate Demand Notes — 0.72%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 3.75% 12/1/37 (SPA - Bank of New York)¤	1,045,000	$ 1,045,000
Delaware Valley, Pennsylvania Regional Finance Authority
(Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania) Series B 3.90% 9/1/59 (LOC - TD Bank, N.A.)¤	1,800,000	1,800,000
Total Short-Term Investments (cost $2,845,000)		2,845,000
Total Value of Securities—99.20% (cost $411,035,859)		$389,800,041
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $15,957,557, which represents 4.06% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.

Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FNMA – Federal National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2025
	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund
Assets:
Investments, at value*	$275,585,190	$230,595,903	$126,958,286
Cash	395,504	1,546,857	656,215
Dividend and interest receivable	3,136,526	2,530,164	1,586,585
Receivable for fund shares sold	419,789	132,249	8,488
Prepaid expenses	28,439	24,480	25,866
Other assets	958	1,741	967
Total Assets	279,566,406	234,831,394	129,236,407
Liabilities:
Payable for securities purchased	1,027,460	—	2,070,560
Payable for fund shares redeemed	534,863	436,478	119,544
Distribution payable	113,529	67,338	26,987
Investment management fees payable to affiliates	70,675	67,701	27,885
Audit and tax fees payable	46,938	44,024	43,849
Accounting and administration expenses payable	29,910	26,393	21,195
Sub-transfer agent fees and expenses payable	28,828	22,340	14,120
Other accrued expenses	27,538	20,231	12,997
Distribution fees payable to affiliates	20,004	28,677	18,449
Total Liabilities	1,899,745	713,182	2,355,586
Total Net Assets	$277,666,661	$234,118,212	$126,880,821
Net Assets Consist of:
Paid-in capital	$303,992,133	$259,928,857	$147,310,591
Total distributable earnings (loss)	(26,325,472)	(25,810,645)	(20,429,770)
Total Net Assets	$277,666,661	$234,118,212	$126,880,821

	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund

Net Asset Value

Class A:
Net assets	$85,729,528	$127,979,120	$72,721,135
Shares of beneficial interest outstanding, unlimited authorization, no par	8,195,071	12,905,539	7,283,493
Net asset value per share	$10.46	$9.92	$9.98
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.95	$10.39	$10.45

Class C:
Net assets	$1,847,895	$2,180,637	$3,655,812
Shares of beneficial interest outstanding, unlimited authorization, no par	176,284	219,353	366,357
Net asset value per share	$10.48	$9.94	$9.98

Institutional Class:
Net assets	$190,089,238	$103,958,455	$50,503,874
Shares of beneficial interest outstanding, unlimited authorization, no par	18,168,029	10,483,137	5,057,024
Net asset value per share	$10.46	$9.92	$9.99
*Investments, at cost	$290,151,671	$244,578,429	$137,953,737
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$248,016,553	$389,800,041
Cash	181,046	1,654,542
Dividend and interest receivable	2,781,591	4,546,180
Receivable for fund shares sold	109,216	807,742
Prepaid expenses	25,107	28,227
Other assets	1,461	3,180
Total Assets	251,114,974	396,839,912
Liabilities:
Payable for fund shares redeemed	713,075	1,439,967
Distribution payable	105,354	100,130
Investment management fees payable to affiliates	65,508	135,415
Audit and tax fees payable	44,099	44,324
Distribution fees payable to affiliates	37,161	70,556
Accounting and administration expenses payable	28,769	35,305
Other accrued expenses	24,095	34,779
Sub-transfer agent fees and expenses payable	16,880	32,317
Payable for securities purchased	—	2,000,000
Total Liabilities	1,034,941	3,892,793
Total Net Assets	$250,080,033	$392,947,119
Net Assets Consist of:
Paid-in capital	$274,226,069	$436,413,333
Total distributable earnings (loss)	(24,146,036)	(43,466,214)
Total Net Assets	$250,080,033	$392,947,119

	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$156,624,338	$289,415,060
Shares of beneficial interest outstanding, unlimited authorization, no par	15,713,733	41,866,631
Net asset value per share	$9.97	$6.91
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.44	$7.24

Class C:
Net assets	$3,986,196	$11,346,065
Shares of beneficial interest outstanding, unlimited authorization, no par	400,860	1,640,852
Net asset value per share	$9.94	$6.91

Institutional Class:
Net assets	$89,469,499	$92,185,994
Shares of beneficial interest outstanding, unlimited authorization, no par	8,983,627	13,345,048
Net asset value per share	$9.96	$6.91
*Investments, at cost	$260,953,668	$411,035,859
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2025
	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund
Investment Income:
Interest	$13,763,242	$10,562,665	$5,707,173
Dividends	—	61	733
	13,763,242	10,562,726	5,707,906

Expenses:
Management fees	1,656,365	1,303,147	727,814
Distribution expenses — Class A	232,779	324,215	176,040
Distribution expenses — Class C	22,634	21,392	41,774
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	191,897	158,382	88,396
Registration fees	93,281	76,019	95,780
Accounting and administration expenses	89,937	79,159	63,180
Audit and tax fees	62,352	55,124	54,776
Reports and statements to shareholders expenses	20,865	16,971	13,727
Legal fees	19,355	11,432	4,975
Trustees’ fees	14,780	11,569	6,485
Custodian fees	3,608	3,240	2,761
Other	70,549	72,398	40,482
	2,478,402	2,133,048	1,316,190
Less expenses waived	(523,976)	(384,967)	(265,926)
Less expenses paid indirectly	(3,705)	(2,744)	(1,609)
Total operating expenses	1,950,721	1,745,337	1,048,655
Net Investment Income (Loss)	11,812,521	8,817,389	4,659,251

	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(7,639,951)	$(2,497,278)	$(554,701)
Net increase from payment by affiliates[1]	31,481	9,849	14,983
Net realized gain (loss)	(7,608,470)	(2,487,429)	(539,718)
Net change in unrealized appreciation (depreciation) on investments	(17,266,451)	(11,787,892)	(8,021,786)
Net Realized and Unrealized Gain (Loss)	(24,874,921)	(14,275,321)	(8,561,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,062,400)	$(5,457,932)	$(3,902,253)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Investment Income:
Interest	$12,920,543	$19,478,216

Expenses:
Management fees	1,531,312	2,280,410
Distribution expenses — Class A	426,811	767,622
Distribution expenses — Class C	47,455	115,454
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	166,433	274,756
Registration fees	94,564	76,809
Accounting and administration expenses	86,471	107,101
Audit and tax fees	55,276	55,724
Reports and statements to shareholders expenses	20,460	22,993
Legal fees	15,733	24,936
Trustees’ fees	13,647	20,378
Custodian fees	3,358	4,737
Other	58,295	55,902
	2,519,815	3,806,822
Less expenses waived	(475,193)	(486,548)
Less expenses paid indirectly	(3,715)	(5,025)
Total operating expenses	2,040,907	3,315,249
Net Investment Income (Loss)	10,879,636	16,162,967

	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(7,566,312)	$(5,592,739)
Net increase from payment by affiliates[1]	17,190	109,852
Net realized gain (loss)	(7,549,122)	(5,482,887)
Net change in unrealized appreciation (depreciation) on investments	(14,993,447)	(25,469,544)
Net Realized and Unrealized Gain (Loss)	(22,542,569)	(30,952,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,662,933)	$(14,789,464)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free California Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,812,521	$9,333,401
Net realized gain (loss)	(7,639,951) [1]	(1,651,543)
Net increase from payment by affiliates	31,481 [2]	—
Net change in unrealized appreciation (depreciation)	(17,266,451)	15,010,486
Net increase (decrease) in net assets resulting from operations	(13,062,400)	22,692,344

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,411,624)	(2,886,232)
Class C	(65,453)	(69,595)
Institutional Class	(8,052,899)	(6,126,580)
	(11,529,976)	(9,082,407)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	21,430,630	21,114,312
Class C	302,342	567,766
Institutional Class	82,812,734	85,705,446

Net assets from reorganization:[3]
Class A	—	7,161,531
Class C	—	357,099
Institutional Class	—	4,402,146

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,155,444	2,711,320
Class C	60,383	67,433
Institutional Class	7,113,082	5,591,014
	114,874,615	127,678,067

	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(19,547,982)	$(16,582,877)
Class C	(909,032)	(561,654)
Institutional Class	(79,367,393)	(40,366,205)
	(99,824,407)	(57,510,736)
Increase in net assets derived from capital share transactions	15,050,208	70,167,331
Net Increase (Decrease) in Net Assets	(9,542,168)	83,777,268

Net Assets:
Beginning of year	287,208,829	203,431,561
End of year	$277,666,661	$287,208,829
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Colorado Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,817,389	$7,817,128
Net realized gain (loss)	(2,497,278) [1]	(984,903)
Net increase from payment by affiliates	9,849 [2]	—
Net change in unrealized appreciation (depreciation)	(11,787,892)	12,295,771
Net increase (decrease) in net assets resulting from operations	(5,457,932)	19,127,996

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,593,638)	(4,380,176)
Class C	(59,573)	(75,489)
Institutional Class	(3,989,471)	(3,213,842)
	(8,642,682)	(7,669,507)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	21,497,817	13,056,225
Class C	524,358	319,105
Institutional Class	48,967,123	39,440,328

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,122,264	3,996,159
Class C	59,451	73,942
Institutional Class	3,700,969	2,975,770
	78,871,982	59,861,529

	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(16,630,773)	$(24,544,156)
Class C	(509,693)	(1,399,457)
Institutional Class	(37,450,450)	(34,235,513)
	(54,590,916)	(60,179,126)
Increase (decrease) in net assets derived from capital share transactions	24,281,066	(317,597)
Net Increase in Net Assets	10,180,452	11,140,892

Net Assets:
Beginning of year	223,937,760	212,796,868
End of year	$234,118,212	$223,937,760
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Idaho Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,659,251	$4,377,465
Net realized gain (loss)	(554,701) [1]	(393,049)
Net increase from payment by affiliates	14,983 [2]	—
Net change in unrealized appreciation (depreciation)	(8,021,786)	6,872,458
Net increase (decrease) in net assets resulting from operations	(3,902,253)	10,856,874

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,356,490)	(2,209,529)
Class C	(107,859)	(117,825)
Institutional Class	(2,069,043)	(1,959,183)
	(4,533,392)	(4,286,537)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	25,398,149	11,510,477
Class C	399,542	1,034,787
Institutional Class	17,899,474	19,373,306

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,285,078	2,137,635
Class C	107,662	117,725
Institutional Class	1,893,805	1,820,272
	47,983,710	35,994,202

	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(16,295,095)	$(15,991,095)
Class C	(1,144,827)	(1,348,873)
Institutional Class	(25,885,197)	(14,994,347)
	(43,325,119)	(32,334,315)
Increase in net assets derived from capital share transactions	4,658,591	3,659,887
Net Increase (Decrease) in Net Assets	(3,777,054)	10,230,224

Net Assets:
Beginning of year	130,657,875	120,427,651
End of year	$126,880,821	$130,657,875
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free New York Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,879,636	$8,552,448
Net realized gain (loss)	(7,566,312) [1]	(1,539,340)
Net increase from payment by affiliates	17,190 [2]	—
Net change in unrealized appreciation (depreciation)	(14,993,447)	12,312,676
Net increase (decrease) in net assets resulting from operations	(11,662,933)	19,325,784

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,321,651)	(5,194,525)
Class C	(139,618)	(90,774)
Institutional Class	(4,071,814)	(3,023,666)
	(10,533,083)	(8,308,965)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	42,756,219	46,696,952
Class C	1,117,674	3,377,365
Institutional Class	45,444,749	43,367,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,603,357	4,427,555
Class C	133,523	85,382
Institutional Class	3,422,054	2,480,719
	98,477,576	100,434,977

	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(41,395,262)	$(25,723,308)
Class C	(1,504,933)	(1,729,368)
Institutional Class	(47,777,940)	(20,768,673)
	(90,678,135)	(48,221,349)
Increase in net assets derived from capital share transactions	7,799,441	52,213,628
Net Increase (Decrease) in Net Assets	(14,396,575)	63,230,447

Net Assets:
Beginning of year	264,476,608	201,246,161
End of year	$250,080,033	$264,476,608
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Pennsylvania Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,162,967	$15,373,069
Net realized gain (loss)	(5,592,739) [1]	(833,634)
Net increase from payment by affiliates	109,852 [2]	—
Net change in unrealized appreciation (depreciation)	(25,469,544)	20,655,283
Net increase (decrease) in net assets resulting from operations	(14,789,464)	35,194,718

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,973,762)	(12,221,796)
Class C	(358,007)	(302,591)
Institutional Class	(3,770,261)	(2,909,620)
	(16,102,030)	(15,434,007)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	53,417,850	66,616,955
Class C	2,436,791	5,052,511
Institutional Class	46,793,296	39,556,013

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,956,670	11,017,413
Class C	351,302	295,898
Institutional Class	3,627,441	2,796,789
	117,583,350	125,335,579

	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(74,958,809)	$(78,410,593)
Class C	(1,635,139)	(3,662,600)
Institutional Class	(35,226,792)	(25,064,042)
	(111,820,740)	(107,137,235)
Increase in net assets derived from capital share transactions	5,762,610	18,198,344
Net Increase (Decrease) in Net Assets	(25,128,884)	37,959,055

Net Assets:
Beginning of year	418,076,003	380,116,948
End of year	$392,947,119	$418,076,003
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.33	$10.68	$10.97	$12.64	$12.18

0.41	0.41	0.39	0.35	0.37
(0.88)	0.64	(0.30)	(1.65)	0.46
—[2]	—	—	—	—
(0.47)	1.05	0.09	(1.30)	0.83

(0.40)	(0.40)	(0.38)	(0.35)	(0.37)
—	—	—	(0.02)	—
(0.40)	(0.40)	(0.38)	(0.37)	(0.37)

$10.46	$11.33	$10.68	$10.97	$12.64

(4.23%)[2]	9.98%	0.87%	(10.48%)	6.88%

$85,730	$88,231	$69,093	$71,308	$86,059
0.81%[4]	0.80%	0.81%	0.82%	0.86%
0.99%[4]	1.00%	1.00%	0.99%	1.06%
3.76%	3.70%	3.62%	2.94%	2.95%
3.58%	3.50%	3.43%	2.77%	2.75%
46%	25%	22%	31%	14%

Financial highlights
Macquarie Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.35	$10.71	$11.00	$12.66	$12.21

0.33	0.32	0.31	0.26	0.27
(0.88)	0.63	(0.30)	(1.64)	0.45
—[2]	—	—	—	—
(0.55)	0.95	0.01	(1.38)	0.72

(0.32)	(0.31)	(0.30)	(0.26)	(0.27)
—	—	—	(0.02)	—
(0.32)	(0.31)	(0.30)	(0.28)	(0.27)

$10.48	$11.35	$10.71	$11.00	$12.66

(4.93%)[2]	9.05%	0.12%	(11.05%)	5.99%

$1,848	$2,573	$2,001	$2,479	$3,843
1.56%[4]	1.55%	1.56%	1.57%	1.61%
1.74%[4]	1.75%	1.75%	1.74%	1.81%
2.99%	2.95%	2.87%	2.19%	2.20%
2.81%	2.75%	2.68%	2.02%	2.00%
46%	25%	22%	31%	14%

Financial highlights
Macquarie Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.33	$10.69	$10.97	$12.64	$12.18

0.44	0.43	0.42	0.38	0.40
(0.88)	0.63	(0.29)	(1.65)	0.46
—[2]	—	—	—	—
(0.44)	1.06	0.13	(1.27)	0.86

(0.43)	(0.42)	(0.41)	(0.38)	(0.40)
—	—	—	(0.02)	—
(0.43)	(0.42)	(0.41)	(0.40)	(0.40)

$10.46	$11.33	$10.69	$10.97	$12.64

(3.99%)[2]	10.15%	1.22%	(10.26%)	7.14%

$190,089	$196,405	$132,338	$79,900	$45,996
0.56%[4]	0.55%	0.56%	0.57%	0.61%
0.74%[4]	0.75%	0.75%	0.74%	0.81%
4.01%	3.95%	3.87%	3.19%	3.20%
3.83%	3.75%	3.68%	3.02%	3.00%
46%	25%	22%	31%	14%

Financial highlights
Macquarie Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.51	$9.92	$10.30	$11.70	$11.36

0.36	0.37	0.35	0.30	0.29
(0.59)	0.58	(0.39)	(1.40)	0.34
—[2]	—	—	—	—
(0.23)	0.95	(0.04)	(1.10)	0.63

(0.36)	(0.36)	(0.34)	(0.30)	(0.29)
(0.36)	(0.36)	(0.34)	(0.30)	(0.29)

$9.92	$10.51	$9.92	$10.30	$11.70

(2.21%)[2]	9.77%	(0.39%)	(9.49%)	5.64%

$127,979	$126,556	$127,477	$142,904	$164,258
0.84%[5]	0.82%	0.82%	0.82%	0.83%
1.00%[5]	0.98%	0.98%	0.96%	0.96%
3.62%	3.62%	3.43%	2.76%	2.54%
3.46%	3.46%	3.27%	2.62%	2.41%
20%	16%	34%	24%	10%

Financial highlights
Macquarie Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.54	$9.94	$10.32	$11.73	$11.39

0.29	0.30	0.27	0.22	0.21
(0.60)	0.59	(0.39)	(1.41)	0.34
—[2]	—	—	—	—
(0.31)	0.89	(0.12)	(1.19)	0.55

(0.29)	(0.29)	(0.26)	(0.22)	(0.21)
(0.29)	(0.29)	(0.26)	(0.22)	(0.21)

$9.94	$10.54	$9.94	$10.32	$11.73

(3.02%)[2]	9.05%	(1.14%)	(10.22%)	4.85%

$2,181	$2,236	$3,111	$4,845	$6,758
1.59%[5]	1.57%	1.57%	1.57%	1.58%
1.75%[5]	1.73%	1.73%	1.71%	1.71%
2.86%	2.87%	2.68%	2.01%	1.79%
2.70%	2.71%	2.52%	1.87%	1.66%
20%	16%	34%	24%	10%

Financial highlights
Macquarie Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.51	$9.92	$10.30	$11.70	$11.36

0.39	0.40	0.37	0.33	0.32
(0.59)	0.58	(0.39)	(1.40)	0.34
—[2]	—	—	—	—
(0.20)	0.98	(0.02)	(1.07)	0.66

(0.39)	(0.39)	(0.36)	(0.33)	(0.32)
(0.39)	(0.39)	(0.36)	(0.33)	(0.32)

$9.92	$10.51	$9.92	$10.30	$11.70

(1.97%)[2]	10.05%	(0.14%)	(9.27%)	5.91%

$103,958	$95,146	$82,209	$82,431	$76,092
0.59%[5]	0.57%	0.57%	0.57%	0.58%
0.75%[5]	0.73%	0.73%	0.71%	0.71%
3.87%	3.87%	3.68%	3.01%	2.79%
3.71%	3.71%	3.52%	2.87%	2.66%
20%	16%	34%	24%	10%

Financial highlights
Macquarie Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.62	$10.06	$10.44	$11.91	$11.52

0.36	0.36	0.34	0.30	0.30
(0.65)	0.55	(0.39)	(1.47)	0.39
—[2]	—	—	—	—
(0.29)	0.91	(0.05)	(1.17)	0.69

(0.35)	(0.35)	(0.33)	(0.30)	(0.30)
(0.35)	(0.35)	(0.33)	(0.30)	(0.30)

$9.98	$10.62	$10.06	$10.44	$11.91

(2.83%)[2]	9.19%	(0.51%)	(10.00%)	6.03%

$72,721	$65,895	$64,691	$67,247	$71,345
0.88%[5]	0.86%	0.86%	0.86%	0.86%
1.08%[5]	1.03%	1.03%	1.01%	1.01%
3.44%	3.45%	3.27%	2.62%	2.53%
3.24%	3.28%	3.10%	2.47%	2.38%
16%	14%	25%	38%	17%

Financial highlights
Macquarie Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.62	$10.06	$10.44	$11.90	$11.51

0.28	0.28	0.26	0.21	0.21
(0.65)	0.55	(0.39)	(1.46)	0.39
—[2]	—	—	—	—
(0.37)	0.83	(0.13)	(1.25)	0.60

(0.27)	(0.27)	(0.25)	(0.21)	(0.21)
(0.27)	(0.27)	(0.25)	(0.21)	(0.21)

$9.98	$10.62	$10.06	$10.44	$11.90

(3.56%)[2]	8.38%	(1.26%)	(10.59%)	5.24%

$3,656	$4,556	$4,532	$4,997	$6,453
1.63%[5]	1.61%	1.61%	1.61%	1.61%
1.83%[5]	1.78%	1.78%	1.76%	1.76%
2.68%	2.70%	2.52%	1.87%	1.78%
2.48%	2.53%	2.35%	1.72%	1.63%
16%	14%	25%	38%	17%

Financial highlights
Macquarie Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.62	$10.07	$10.44	$11.91	$11.52

0.38	0.38	0.36	0.32	0.33
(0.64)	0.54	(0.38)	(1.47)	0.39
—[2]	—	—	—	—
(0.26)	0.92	(0.02)	(1.15)	0.72

(0.37)	(0.37)	(0.35)	(0.32)	(0.33)
(0.37)	(0.37)	(0.35)	(0.32)	(0.33)

$9.99	$10.62	$10.07	$10.44	$11.91

(2.49%)[2]	9.35%	(0.17%)	(9.77%)	6.29%

$50,504	$60,207	$51,205	$49,393	$51,125
0.63%[5]	0.61%	0.61%	0.61%	0.61%
0.83%[5]	0.78%	0.78%	0.76%	0.76%
3.68%	3.70%	3.52%	2.87%	2.78%
3.48%	3.53%	3.35%	2.72%	2.63%
16%	14%	25%	38%	17%

Financial highlights
Macquarie Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.77	$10.23	$10.56	$12.06	$11.66

0.40	0.39	0.37	0.31	0.29
(0.81)	0.53	(0.34)	(1.50)	0.45
—[2]	—	—	—	—
(0.41)	0.92	0.03	(1.19)	0.74

(0.39)	(0.38)	(0.36)	(0.31)	(0.29)
—	—	—	—[3]	(0.05)
(0.39)	(0.38)	(0.36)	(0.31)	(0.34)

$9.97	$10.77	$10.23	$10.56	$12.06

(3.93%)[2]	9.14%	0.29%	(9.96%)	6.46%

$156,624	$163,180	$130,791	$130,721	$161,593
0.81%[5]	0.80%	0.80%	0.80%	0.83%
0.98%[5]	0.97%	0.98%	0.97%	1.01%
3.83%	3.71%	3.56%	2.78%	2.47%
3.66%	3.54%	3.38%	2.61%	2.29%
46%	21%	24%	30%	13%

Financial highlights
Macquarie Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.75	$10.21	$10.53	$12.03	$11.63

0.32	0.31	0.29	0.23	0.21
(0.82)	0.53	(0.33)	(1.50)	0.45
—[2]	—	—	—	—
(0.50)	0.84	(0.04)	(1.27)	0.66

(0.31)	(0.30)	(0.28)	(0.23)	(0.21)
—	—	—	—[3]	(0.05)
(0.31)	(0.30)	(0.28)	(0.23)	(0.26)

$9.94	$10.75	$10.21	$10.53	$12.03

(4.76%)[2]	8.34%	(0.37%)	(10.66%)	5.68%

$3,986	$4,613	$2,757	$3,818	$4,720
1.56%[5]	1.55%	1.55%	1.55%	1.58%
1.73%[5]	1.72%	1.73%	1.72%	1.76%
3.07%	2.96%	2.81%	2.02%	1.72%
2.90%	2.79%	2.63%	1.85%	1.54%
46%	21%	24%	30%	13%

Financial highlights
Macquarie Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.77	$10.22	$10.55	$12.06	$11.66

0.42	0.41	0.39	0.34	0.32
(0.82)	0.54	(0.34)	(1.51)	0.45
—[2]	—	—	—	—
(0.40)	0.95	0.05	(1.17)	0.77

(0.41)	(0.40)	(0.38)	(0.34)	(0.32)
—	—	—	—[3]	(0.05)
(0.41)	(0.40)	(0.38)	(0.34)	(0.37)

$9.96	$10.77	$10.22	$10.55	$12.06

(3.78%)[2]	9.52%	0.54%	(9.82%)	6.73%

$89,470	$96,684	$67,698	$64,447	$50,997
0.56%[5]	0.55%	0.55%	0.55%	0.58%
0.73%[5]	0.72%	0.73%	0.72%	0.76%
4.08%	3.96%	3.81%	3.03%	2.72%
3.91%	3.79%	3.63%	2.86%	2.54%
46%	21%	24%	30%	13%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$7.44	$7.06	$7.31	$8.34	$8.06

0.28	0.28	0.27	0.22	0.23
(0.53)	0.38	(0.25)	(1.00)	0.32
—[2]	—	—	—	—
(0.25)	0.66	0.02	(0.78)	0.55

(0.28)	(0.28)	(0.27)	(0.22)	(0.23)
—	—	—	(0.03)	(0.04)
(0.28)	(0.28)	(0.27)	(0.25)	(0.27)

$6.91	$7.44	$7.06	$7.31	$8.34

(3.48%)[2]	9.61%	0.29%	(9.59%)	7.04%

$289,415	$323,008	$307,781	$338,811	$384,915
0.84%[4]	0.83%	0.84%	0.84%	0.83%
0.96%[4]	0.93%	0.95%	0.94%	0.92%
3.86%	3.91%	3.75%	2.75%	2.86%
3.74%	3.81%	3.64%	2.65%	2.77%
30%	16%	35%	47%	32%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$7.44	$7.07	$7.31	$8.34	$8.06

0.22	0.23	0.21	0.16	0.17
(0.53)	0.37	(0.24)	(1.00)	0.32
—[2]	—	—	—	—
(0.31)	0.60	(0.03)	(0.84)	0.49

(0.22)	(0.23)	(0.21)	(0.16)	(0.17)
—	—	—	(0.03)	(0.04)
(0.22)	(0.23)	(0.21)	(0.19)	(0.21)

$6.91	$7.44	$7.07	$7.31	$8.34

(4.20%)[2]	8.64%	(0.33%)	(10.27%)	6.24%

$11,346	$11,056	$8,854	$10,540	$14,040
1.59%[4]	1.58%	1.59%	1.59%	1.59%
1.71%[4]	1.68%	1.70%	1.69%	1.68%
3.12%	3.16%	3.00%	1.99%	2.10%
3.00%	3.06%	2.89%	1.89%	2.01%
30%	16%	35%	47%	32%

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$7.44	$7.06	$7.31	$8.33	$8.05

0.30	0.30	0.29	0.24	0.25
(0.53)	0.38	(0.25)	(0.99)	0.32
—[2]	—	—	—	—
(0.23)	0.68	0.04	(0.75)	0.57

(0.30)	(0.30)	(0.29)	(0.24)	(0.25)
—	—	—	(0.03)	(0.04)
(0.30)	(0.30)	(0.29)	(0.27)	(0.29)

$6.91	$7.44	$7.06	$7.31	$8.33

(3.24%)[2]	9.88%	0.53%	(9.26%)	7.31%

$92,186	$84,012	$63,482	$72,330	$72,333
0.59%[4]	0.58%	0.59%	0.59%	0.59%
0.71%[4]	0.68%	0.70%	0.69%	0.68%
4.12%	4.16%	4.00%	2.99%	3.10%
4.00%	4.06%	3.89%	2.89%	3.01%
30%	16%	35%	47%	32%

Notes to financial statements
Macquarie Funds state tax-free funds	August 31, 2025
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Colorado Fund (formerly, Delaware Tax-Free Colorado Fund through December 30, 2024). Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Pennsylvania Fund (formerly, Delaware Tax-Free Pennsylvania Fund through December 30, 2024). Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund, and Macquarie Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund or Macquarie Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee

(Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2025, and for all open tax years (years ended August 31, 2022–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Macquarie Funds state tax-free funds
1. Significant Accounting Policies (continued)
classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Tax-Free California Fund	$3,575
Macquarie Tax-Free Colorado Fund	2,621
Macquarie Tax-Free Idaho Fund	1,578
Macquarie Tax-Free New York Fund	3,328
Macquarie Tax-Free Pennsylvania Fund	4,594
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Tax-Free California Fund	$130
Macquarie Tax-Free Colorado Fund	123
Macquarie Tax-Free Idaho Fund	31
Macquarie Tax-Free New York Fund	387
Macquarie Tax-Free Pennsylvania Fund	431
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:
	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
On the first $500 million	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Tax-Free California Fund	0.55%
Macquarie Tax-Free Colorado Fund	0.57%
Macquarie Tax-Free Idaho Fund	0.61%
Macquarie Tax-Free New York Fund	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.58%
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Tax-Free California Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Macquarie Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Macquarie Tax-Free New York Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.83%	1.58%	0.58%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”
For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free California Fund	$17,691
Macquarie Tax-Free Colorado Fund	14,771
Macquarie Tax-Free Idaho Fund	10,016
Macquarie Tax-Free New York Fund	16,658
Macquarie Tax-Free Pennsylvania Fund	22,850
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free California Fund	$20,252
Macquarie Tax-Free Colorado Fund	15,945
Macquarie Tax-Free Idaho Fund	8,901
Macquarie Tax-Free New York Fund	18,719
Macquarie Tax-Free Pennsylvania Fund	27,881
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Macquarie Tax-Free Pennsylvania Fund). Macquarie Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Tax-Free California Fund	$5,912
Macquarie Tax-Free Colorado Fund	4,683
Macquarie Tax-Free Idaho Fund	2,769
Macquarie Tax-Free New York Fund	5,504
Macquarie Tax-Free Pennsylvania Fund	8,708
For the year ended August 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Tax-Free California Fund	$1,267
Macquarie Tax-Free Colorado Fund	3,696
Macquarie Tax-Free Idaho Fund	9,320
Macquarie Tax-Free New York Fund	2,696
Macquarie Tax-Free Pennsylvania Fund	8,851
For the year ended August 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Tax-Free California Fund	$10,060	$185
Macquarie Tax-Free Colorado Fund	1,658	—
Macquarie Tax-Free Idaho Fund	47,326	311
Macquarie Tax-Free New York Fund	42,353	3,198
Macquarie Tax-Free Pennsylvania Fund	29,981	30
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Macquarie Tax-Free California Fund	$31,481
Macquarie Tax-Free Colorado Fund	9,849
Macquarie Tax-Free Idaho Fund	14,983
Macquarie Tax-Free New York Fund	17,190
Macquarie Tax-Free Pennsylvania Fund	109,852
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on October 16, 2025, Macquarie Tax-Free Pennsylvania Fund shareholders approved a new investment advisory agreement. The special shareholder meetings for Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, and Macquarie Tax-Free New York Fund have been adjourned or postponed, and Fund shareholders are being asked to approve a new investment advisory agreement at an upcoming meeting.

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund, and Macquarie Tax-Free Pennsylvania Fund will be renamed Nomura Tax-Free California Fund, Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund, and Nomura Tax-Free Pennsylvania Fund, respectively, at closing.
3. Investments
For the year ended August 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Tax-Free California Fund	$150,125,453	$134,542,083
Macquarie Tax-Free Colorado Fund	67,270,115	47,087,644
Macquarie Tax-Free Idaho Fund	25,530,376	21,351,779
Macquarie Tax-Free New York Fund	137,690,365	123,840,339
Macquarie Tax-Free Pennsylvania Fund	127,075,482	122,493,402
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Tax-Free California Fund	$290,100,278	$2,572,781	$(17,087,869)	$(14,515,088)
Macquarie Tax-Free Colorado Fund	245,047,988	2,179,288	(16,631,373)	(14,452,085)
Macquarie Tax-Free Idaho Fund	138,147,569	1,967,280	(13,156,563)	(11,189,283)
Macquarie Tax-Free New York Fund	261,139,732	1,933,065	(15,056,244)	(13,123,179)
Macquarie Tax-Free Pennsylvania Fund	411,475,149	5,928,399	(27,603,507)	(21,675,108)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2025:
Macquarie Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$272,370,190

Notes to financial statements
Macquarie Funds state tax-free funds
3. Investments (continued)
Macquarie Tax-Free California Fund
Level 2
Short-Term Investments	$3,215,000
Total Value of Securities	$275,585,190
Macquarie Tax-Free Colorado Fund
Level 2
Securities
Assets:
Municipal Bonds	$224,205,903
Short-Term Investments	6,390,000
Total Value of Securities	$230,595,903
Macquarie Tax-Free Idaho Fund
Level 2
Securities
Assets:
Municipal Bonds	$125,258,286
Short-Term Investments	1,700,000
Total Value of Securities	$126,958,286
Macquarie Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$247,116,553
Short-Term Investments	900,000
Total Value of Securities	$248,016,553
Macquarie Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$386,955,041
Short-Term Investments	2,845,000
Total Value of Securities	$389,800,041
During the year ended August 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2025 and 2024 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2025:
Macquarie Tax-Free California Fund	$11,486,121	$43,855	$11,529,976
Macquarie Tax-Free Colorado Fund	8,634,981	7,701	8,642,682
Macquarie Tax-Free Idaho Fund	4,531,559	1,833	4,533,392
Macquarie Tax-Free New York Fund	10,248,616	284,467	10,533,083
Macquarie Tax-Free Pennsylvania Fund	15,719,089	382,941	16,102,030

Year ended August 31, 2024:
Macquarie Tax-Free California Fund	9,063,284	19,123	9,082,407
Macquarie Tax-Free Colorado Fund	7,655,985	13,522	7,669,507
Macquarie Tax-Free Idaho Fund	4,254,573	31,964	4,286,537
Macquarie Tax-Free New York Fund	8,066,738	242,227	8,308,965
Macquarie Tax-Free Pennsylvania Fund	15,080,403	353,604	15,434,007
5. Components of Net Assets on a Tax Basis
As of August 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund
Shares of beneficial interest	$303,992,133	$259,928,857	$147,310,591
Undistributed tax-exempt income	174,145	419,869	13,550
Distributions payable	(113,529)	(67,338)	(26,987)
Capital loss carryforwards	(11,870,749)*	(11,711,091)	(9,227,050)
Deferred directors fees	(251)	—	—
Unrealized appreciation (depreciation) of investments	(14,515,088)	(14,452,085)	(11,189,283)
Net assets	$277,666,661	$234,118,212	$126,880,821

Notes to financial statements
Macquarie Funds state tax-free funds
5. Components of Net Assets on a Tax Basis (continued)
	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Shares of beneficial interest	$274,226,069	$436,413,333
Undistributed tax-exempt income	882,101	386,133
Distributions payable	(105,354)	(100,130)
Capital loss carryforwards	(11,799,604)*	(22,077,109)
Unrealized appreciation (depreciation) of investments	(13,123,179)	(21,675,108)
Net assets	$250,080,033	$392,947,119
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to prior year taxable distributions in excess. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Tax-Free Pennsylvania Fund	$74,165	$(74,165)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Tax-Free California Fund	$ 4,440,438	$7,430,311	$ 11,870,749
Macquarie Tax-Free Colorado Fund	5,430,981	6,280,110	11,711,091
Macquarie Tax-Free Idaho Fund	4,674,528	4,552,522	9,227,050

	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Tax-Free New York Fund	$3,901,468	$7,898,136	$11,799,604
Macquarie Tax-Free Pennsylvania Fund	9,024,506	13,052,603	22,077,109
6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Tax-Free California Fund		Macquarie Tax-Free Colorado Fund		Macquarie Tax-Free Idaho Fund
	Year ended		Year ended		Year ended
	8/31/25	8/31/24	8/31/25	8/31/24	8/31/25	8/31/24
Shares sold:
Class A	1,918,447	1,907,043	2,094,852	1,269,068	2,439,633	1,108,251
Class C	27,265	50,552	51,776	30,837	38,274	98,978
Institutional Class	7,534,778	7,774,166	4,778,789	3,870,454	1,726,474	1,875,245

Shares from reorganization:[1]
Class A	—	676,254	—	—	—	—
Class C	—	33,657	—	—	—	—
Institutional Class	—	415,689	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	289,407	247,218	403,574	393,077	221,787	207,877
Class C	5,516	6,142	5,801	7,271	10,439	11,457
Institutional Class	651,571	508,651	362,482	292,458	183,357	176,734
	10,426,984	11,619,372	7,697,274	5,863,165	4,619,964	3,478,542

Shares redeemed:
Class A	(1,800,222)	(1,510,183)	(1,633,968)	(2,472,772)	(1,581,757)	(1,539,920)
Class C	(83,096)	(50,645)	(50,416)	(138,747)	(111,476)	(131,826)
Institutional Class	(7,350,470)	(3,750,778)	(3,710,622)	(3,398,418)	(2,519,738)	(1,471,466)
	(9,233,788)	(5,311,606)	(5,395,006)	(6,009,937)	(4,212,971)	(3,143,212)
Net increase (decrease)	1,193,196	6,307,766	2,302,268	(146,772)	406,993	335,330

Notes to financial statements
Macquarie Funds state tax-free funds
6. Capital Shares (continued)
	Macquarie Tax-Free New York Fund		Macquarie Tax-Free Pennsylvania Fund
	Year ended		Year ended
	8/31/25	8/31/24	8/31/25	8/31/24
Shares sold:
Class A	4,029,284	4,414,397	7,410,908	9,464,115
Class C	104,139	316,750	333,828	698,734
Institutional Class	4,332,386	4,149,088	6,513,516	5,461,598

Shares issued upon reinvestment of dividends and distributions:
Class A	539,435	422,168	1,523,667	1,523,820
Class C	12,871	8,145	48,913	40,889
Institutional Class	329,749	236,607	505,698	386,625
	9,347,864	9,547,155	16,336,530	17,575,781

Shares redeemed:
Class A	(3,999,495)	(2,476,530)	(10,476,622)	(11,153,572)
Class C	(145,254)	(165,957)	(227,327)	(507,357)
Institutional Class	(4,658,791)	(2,028,169)	(4,972,392)	(3,544,272)
	(8,803,540)	(4,670,656)	(15,676,341)	(15,205,201)
Net increase	544,324	4,876,499	660,189	2,370,580
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free California Fund
Year ended
8/31/25	—	—	22,994	22,994	—	$243,044
8/31/24	7,211	—	30,248	30,309	7,211	399,576

Macquarie Tax-Free Colorado Fund
Year ended
8/31/25	33,999	—	4,028	4,028	33,999	394,904
8/31/24	49,422	3,384	4,394	4,394	52,812	586,324

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free Idaho Fund
Year ended
8/31/25	—	—	16,183	16,187	—	$161,404
8/31/24	27,009	—	17,503	17,520	27,009	468,270

Macquarie Tax-Free New York Fund
Year ended
8/31/25	518	86	—	86	518	6,434
8/31/24	30,386	104	—	104	30,404	313,986

Macquarie Tax-Free Pennsylvania Fund
Year ended
8/31/25	49,534	3,384	—	3,389	49,598	375,413
8/31/24	110,344	14,796	—	14,810	110,349	919,281
7. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the "Statements of changes in net assets." On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy California Municipal High Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Macquarie Tax-Free California Fund (the “Acquiring Fund”), a series of Voyageur Mutual Funds (the “Trust”) (the “Reorganization”). On June 27, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund, and (ii) Voyageur Mutual Funds on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Macquarie Funds state tax-free funds
7. Reorganization (continued)
The share transactions associated with the Reorganization were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$7,115,020	821,596	676,254	$68,507,883	0.8178
Class C	357,099	41,235	33,657	1,983,584	0.8162
Class I/ Institutional Class*	4,402,146	508,331	415,689	131,292,034	0.8178
Class Y**	46,511	5,371	—	—	—
* Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $11,942,940. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $213,704,277.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund’s pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$9,352,466
Net realized loss on investments	(1,675,553)
Net change in unrealized appreciation (depreciation)	14,897,182
Net increase in net assets resulting from operations	$22,574,095
8. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of August 31, 2025, or at any time during the year then ended.

9. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

Notes to financial statements
Macquarie Funds state tax-free funds
9. Securities Lending (continued)
by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2025, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities

Notes to financial statements
Macquarie Funds state tax-free funds
10. Geographic, Credit and Market Risks (continued)
which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group State Tax-Free Income Trust and Shareholders of Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund and Macquarie Tax-Free Pennsylvania Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie Tax-Free California Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund (three of the funds constituting Voyageur Mutual Funds), Macquarie Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Macquarie Tax-Free Pennsylvania Fund (constituting Delaware Group State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Tax Information
The information set forth below is for the Funds' fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2025, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Macquarie Tax-Free California Fund	99.62%	0.38%	100.00%
Macquarie Tax-Free Colorado Fund	99.91%	0.09%	100.00%
Macquarie Tax-Free Idaho Fund	99.96%	0.04%	100.00%
Macquarie Tax-Free New York Fund	97.30%	2.70%	100.00%
Macquarie Tax-Free Pennsylvania Fund	97.62%	2.38%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 16, 2025, Macquarie Tax-Free Pennsylvania Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
28,127,325	532,910	1,684,890
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund, and Macquarie Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (Nomura) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
Macquarie Tax-Free California Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Macquarie Tax-Free Colorado Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Macquarie Tax-Free Idaho Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, underperformed its benchmark index for the 3-year period, and performed approximately equal to its benchmark index for the 10-year period.
Macquarie Tax-Free New York Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Macquarie Tax-Free Pennsylvania Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Tax-Free California Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Tax-Free Colorado Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Tax-Free Idaho Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Tax-Free New York Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Tax-Free Pennsylvania Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4849281)
AR-WEST-1025
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 31, 2025